FAIR VALUE MEASUREMENTS - Schedule of Quantitative Information Regarding Level 3 Fair Value Measurements Inputs of Warrants (Details)		9 Months Ended	12 Months Ended
	Aug. 15, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value Measurements (Details) - Schedule of Assets and Liabilities [Line Items]
Volatility		74.82%	73.80%	87.30%
Level 3 [Member]
Fair Value Measurements (Details) - Schedule of Assets and Liabilities [Line Items]
Dividend yield	0.00%	0.00%
Volatility	80.23%	76.86%